UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    59,401
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                     Name
--------------------                    -----

(1)  028-10548                           SLS Offshore Fund, Ltd.
(2)  028-13248                           SLS Investors, LP


                                                    FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6        COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP        (X$1000) PRN AMT PRN CALL DISCRETION      MANAGERS    SOLE  SHARED NONE
AMERICAN AXLE & MFG HLDGS IN    COM                24061103  2,569   199,749  SH       Shared-Defined  (1),(2)   199,749
ASHLAND INC NEW                 COM                44209104  2,304    45,300  SH       Shared-Defined  (1),(2)    45,300
COEUR D ALENE MINES CORP IDA    COM NEW           192108504  3,057   111,900  SH       Shared-Defined  (1),(2)   111,900
E M C CORP MASS                 COM               268648102  5,794   253,000  SH       Shared-Defined  (1),(2)   253,000
ETFS PLATINUM TR                SH BEN INT        26922V101  1,867    10,600  SH       Shared-Defined  (1),(2)    10,600
FORD MTR CO DEL                 COM PAR $0.01     345370860  5,564   331,400  SH       Shared-Defined  (1),(2)   331,400
GAP INC DEL                     COM               364760108  4,450   201,000  SH       Shared-Defined  (1),(2)   201,000
GEORGIA GULF CORP               COM PAR$0.01 NEW  373200302  1,925    80,000  SH       Shared-Defined  (1),(2)    80,000
GLOBALSTAR INC                  COM               378973408  1,337   922,321  SH       Shared-Defined  (1),(2)   922,321
KRATOS DEFENSE & SEC SOLUTIO    COM NEW           50077B207  1,054    80,000  SH       Shared-Defined  (1),(2)    80,000
LEAR CORP                       COM NEW           521865204  2,715    27,500  SH       Shared-Defined  (1),(2)    27,500
LYONDELLBASELL INDUSTRIES N     SHS - A -         N53745100  3,691   107,300  SH       Shared-Defined  (1),(2)   107,300
MEDCATH CORP                    COM               58404W109  2,178   156,122  SH       Shared-Defined  (1),(2)   156,122
MOTOROLA INC                    COM               620076109  3,418   376,800  SH       Shared-Defined  (1),(2)   376,800
MURPHY OIL CORP                 COM               626717102  2,587    34,700  SH       Shared-Defined  (1),(2)    34,700
PFIZER INC                      COM               717081103  3,626   207,100  SH       Shared-Defined  (1),(2)   207,100
SEAGATE TECHNOLOGY PLC          SHS               G7945M107  5,873   390,745  SH       Shared-Defined  (1),(2)   390,745
TRW AUTOMOTIVE HLDGS CORP       COM               87264S106  2,941    55,800  SH       Shared-Defined  (1),(2)    55,800
YAMANA GOLD INC                 COM               98462Y100  2,451   191,500  SH       Shared-Defined  (1),(2)   191,500

02740-0005 #1167314